Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Operating Lease Activities	The following tables shows ROU assets and lease liabilities, and the associated financial statement line items:
	As of June 30, 2023	As of December 31, 2022

Assets
Operating lease right-of-use assets, net	$21,130	$27,880

Liabilities
Operating lease liabilities, current	$7,382	$9,634
Operating lease liabilities, non-current	$13,401	$17,507

Weighted average remaining lease term (in years)	5.9	5.1
Weighted average discount rate (%)	5.82	5.78

Schedule of Operating Lease Activities	Information related to operating lease activities during the six months ended June 30, 2023 and 2022 are as follows:
	Six months ended June 30,
	2023	2022

Operating lease right-of-use assets obtained in exchange for lease liabilities	$1,725	$3,396

Operating lease expense
Amortization of right-of-use assets	4,515	4,381
Interest of lease liabilities	694	859
Total	$5,209	$5,240

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities were as follows:
Lease Liabilities

Twelve months ending June 30,
2024	$7,598
2025	5,314
2026	3,592
2027	1,841
2028	1,705
Thereafter	3,845
Total lease payments	23,895
Less: imputed interest	(3,112)
Total	$20,783